ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS (Details)			12 Months Ended
	Dec. 13, 2016 shares	Oct. 23, 2014 HKD ($)	Jun. 30, 2021 shares	Jun. 30, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Aug. 02, 2017	Jun. 30, 2016 USD ($)	Oct. 26, 2015 shares	Dec. 02, 2014 shares	Jul. 27, 2014
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Common stock shares issued | shares			19,837,642	19,837,642	19,837,642			21,526,747
Cash consideration							$ 270,000
Net losses				$ (176,101,494)	$ (49,809,728)
Net cash in operating activities				(3,111,416)	(37,942,709)
Specific allowance for lease payment receivables for COVID-19				101,862,247
Cash				38,820	$ 70,312
Continuing Operation
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Net losses				12,000,000
Net cash in operating activities				$ 3,110,000
Jinshang Leasing
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Ownership interest (as a percent)				100.00%					100.00%	100.00%
Common stock shares issued | shares									30,000,000
Ms. Wenyu Li
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Percentage of individual beneficially owning							8.10%
Subsequent event | Forecast
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Decrease in revenue (as a percent)			25.00%
Freeman FinTech Corporation
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Agreement to transfer ordinary shares | shares	13,440,000
Percentage of owned subsidiary	67.00%
Spectacular Bid Limited
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Percentage of owned subsidiary						67.00%
Full Shine
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Business incorporation cost		$ 1
Former | Holdco
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Ownership interest (as a percent)								78.00%
Former | Sino
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Ownership interest (as a percent)								22.00%
Wins Finance Group Limited("WFG")
ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS
Ordinary shares exchanged for cash and ordinary shares of Wins Finance								100.00%